Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Receivable, allowances	$ 2,751	$ 1,313
Furniture, Equipment and Leasehold Improvements, accumulated depreciation and amortization	53,668	42,656
Intangible Assets, accumulated amortization	$ 24,690	$ 21,754
Treasury Stock at Cost, shares	19,101,711	15,626,288
Class A [Member]
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares Issued	58,292,567	55,249,559
Common Stock, Shares Outstanding	39,190,856	39,623,271
Class B [Member]
Common Stock, Par Value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	1,000,000	1,000,000
Common Stock, Shares Issued	24	25
Common Stock, Shares Outstanding	24	25